Fair Value Measurement - Instruments Measured At Fair Value On Recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Assets:
Trading Securities	$ 0.5	$ 7.0
Total
Assets:
Total assets	223.4	280.9
U.S. Treasury securities
Assets:
Available-for-sale Securities	47.2	61.4
Recurring | Total
Assets:
Total assets	47.7	68.4
Liabilities:
Contingent consideration liability to related party	65.4
Total liabilities	65.4
Recurring | U.S. Treasury securities | Total
Assets:
Available-for-sale Securities	47.2	61.4
Trading Securities	0.5	7.0
Level 1
Assets:
Total assets	75.1	136.2
Level 1 | Recurring
Assets:
Total assets	47.7
Level 1 | Recurring | U.S. Treasury securities
Assets:
Available-for-sale Securities	47.2
Trading Securities	0.5
Level 2
Assets:
Total assets	136.4	133.8
Level 3
Assets:
Total assets	11.9	10.9
Level 3 | Recurring
Assets:
Total assets		68.4
Liabilities:
Contingent consideration liability to related party	65.4
Total liabilities	$ 65.4
Level 3 | Recurring | U.S. Treasury securities
Assets:
Available-for-sale Securities		61.4
Trading Securities		$ 7.0